LA CROSSE LARGE CAP STOCK FUND
                         ------------------------------

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 1999



Shares of the La Crosse Funds are distributed by an independent third party, Sunstone Distribution Services, LLC.

                         LA CROSSE LARGE CAP STOCK FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

  Number
of Shares                                                             Value
---------                                                           --------
                  COMMON STOCKS                        97.8%

                  CONSUMER DURABLES                     5.3%
         33,000       Dana Corp.                                   $1,555,125
         20,500       Ford Motor Co.                                1,310,719
         48,000       Goodyear Tire & Rubber Co.                    2,745,000
         25,250       Tommy Hilfiger Corp.<F1>                      1,764,344
                                                                 ------------
                                                                    7,375,188
                                                                 ------------

                  CONSUMER STAPLES                      7.9%
         60,000       American Greetings Corp.                      1,571,250
         28,000       Eastman Kodak Co.                             2,089,500
         73,125       Kimberly-Clark Corp.                          4,483,477
         62,000       Newell Rubbermaid, Inc.                       2,941,125
                                                                 ------------
                                                                   11,085,352
                                                                 ------------

                  ENERGY                                4.3%
        100,000       Diamond Offshore Drilling, Inc.               3,306,250
         92,000       Transocean Offshore, Inc.                     2,731,250
                                                                 ------------
                                                                    6,037,500
                                                                 ------------

                  FINANCIALS                           26.2%
        101,000       Allstate Corp.                                3,673,875
         70,000       Bank One Corp.                                4,130,000
         99,000       BankBoston Corp.                              4,851,000
         58,750       Chase Manhattan Corp.                         4,861,562
        117,000       Conseco, Inc.                                 3,692,812
         62,000       First Union Corp.                             3,433,250
         53,750       Morgan Stanley Dean Witter & Co.              5,331,328
         83,000       Travelers Property Casualty Corp. Cl. A       2,863,500
         93,000       Washington Mutual, Inc.                       3,824,625
                                                                 ------------
                                                                   36,661,952
                                                                 ------------

                  HEALTH                                5.4%
         67,250       Dura Pharmaceuticals, Inc.<F1>                  807,000
        168,000       HEALTHSOUTH Corp.<F1>                         2,257,500
         56,000       Tenet Healthcare Corp.<F1>                    1,323,000
         57,250       United HealthCare Corp.                       3,213,156
                                                                 ------------
                                                                    7,600,656
                                                                 ------------

                  INDUSTRY CYCLICALS                   18.3%
         91,000       AlliedSignal, Inc.                            5,346,250
         37,750       Case Corp.                                    1,307,094
         78,000       Caterpillar, Inc.                             5,021,250
         74,000       Deere & Co.                                   3,182,000
         19,250       Johnson Controls, Inc.                        1,404,047
         22,750       Nucor Corp.                                   1,335,141
         38,000       Parker-Hannifin Corp.                         1,783,625
         38,000       Tenneco, Inc.                                 1,026,000
         35,750       United Technologies Corp.                     5,179,281
                                                                 ------------
                                                                   25,584,688
                                                                 ------------

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                         LA CROSSE LARGE CAP STOCK FUND


PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)


  Number
of Shares                                                             Value
---------                                                           --------
                  COMMON STOCKS (continued)            97.8%

                  RETAIL                                6.9%
        171,000       AutoNation, Inc.<F1>                         $2,447,437
         39,250       AutoZone, Inc.<F1>                            1,177,500
         43,000       Federated Department Stores, Inc.<F1>         2,007,563
         88,000       Sears, Roebuck and Co.                        4,048,000
                                                                 ------------
                                                                    9,680,500
                                                                 ------------

                  SERVICES                              9.6%
         31,500       AT&T Corp.                                    1,590,750
        115,000       Burlington Northern Santa Fe Corp.            4,211,875
         61,000       CSX Corp.                                     3,004,250
         46,000       Delta Air Lines, Inc.                         2,918,125
         21,000       UAL Corp.<F1>                                 1,695,750
                                                                 ------------
                                                                   13,420,750
                                                                 ------------

                  TECHNOLOGY                           12.8%
         10,875       Cisco Systems, Inc.<F1>                       1,240,430
        105,250       Compaq Computer Corp.                         2,348,391
        120,000       First Data Corp.                              5,092,500
         43,000       Gateway 2000, Inc.<F1>                        2,846,062
         66,000       Intel Corp.                                   4,038,375
         38,000       Sun Microsystems, Inc.<F1>                    2,272,875
                                                                 ------------
                                                                   17,838,633
                                                                 ------------

                  UTILITIES                             1.1%
         31,500       PECO Energy Co.                               1,494,281
                                                                 ------------


                  TOTAL COMMON STOCKS (cost $116,771,081)         136,779,500
                                                                 ------------

Principal
  Amount
---------

                  SHORT-TERM INVESTMENTS                2.1%
                  (VARIABLE RATE)
        916,245   Federated Trust for US Treasury
                      Obligations Fund, 4.376%                        916,245
      2,010,595   Federated Government Obligations
                      Fund, 4.740%                                  2,010,595
                                                                 ------------
                                                                    2,926,840
                                                                 ------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $2,926,840)    2,926,840
                                                                 ------------

                  TOTAL INVESTMENTS
                      (COST $119,697,921)              99.9%      139,706,340

                  CASH AND OTHER ASSETS
                      LESS LIABILITIES                  0.1%           78,605
                                                                 ------------

                  NET ASSETS                          100.0%     $139,784,945
                                                                 ============

<F1> Non-income producing
     See notes to financial statements.

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                         LA CROSSE LARGE CAP STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS:
  Investments, at value (cost $119,697,921)                      $139,706,340
  Interest and dividends receivable                                   186,500
  Receivable for capital stock sold                                       475
  Prepaid expenses and other assets                                    14,271
                                                                 ------------

  Total Assets                                                    139,907,586
                                                                 ------------

LIABILITIES:
  Accrued investment advisory fee                                      70,835
  Accrued expenses and other liabilities                               51,806
                                                                 ------------

  Total Liabilities                                                   122,641
                                                                 ------------

NET ASSETS                                                       $139,784,945
                                                                 ============

NET ASSETS CONSIST OF:
  Paid-in-capital                                                $118,989,306
  Undistributed net investment income                                  46,687
  Accumulated net realized gain on investments                        740,533
  Net unrealized appreciation on investments                       20,008,419
                                                                 ------------
NET ASSETS                                                       $139,784,945
                                                                 ============

SHARES OUTSTANDING, $0.00001 PAR VALUE,
  (UNLIMITED SHARES AUTHORIZED)                                     5,618,677

NET ASSET VALUE, REDEMPTION,
AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)           $24.88
                                                                 ============

See notes to financial statements.

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                         LA CROSSE LARGE CAP STOCK FUND


STATEMENT OF OPERATIONS
PERIOD ENDED APRIL 30, 1999 (UNAUDITED)<F1>

INVESTMENT INCOME:
  Interest                                                             $54,571
  Dividends                                                            610,085
                                                                   -----------

  Total Investment Income                                              664,656
                                                                   -----------

EXPENSES:
  Investment advisory fees                                             311,648
  Fund administration and accounting fees                               89,316
  Federal and state registration fees                                   17,544
  Professional fees                                                     11,056
  Printing and postage expenses                                          9,740
  Transfer agent fees and expenses                                       8,933
  Custody fees                                                           4,601
  Directors' fees and expenses                                           1,492
  Miscellaneous                                                          7,965
                                                                   -----------

  Total Expenses                                                       462,295
  Less waiver of fees                                                 (46,759)
                                                                   -----------
  Net expenses                                                         415,536
                                                                   -----------

NET INVESTMENT INCOME                                                  249,120
                                                                   -----------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                     740,533
  Change in unrealized appreciation                                 14,482,865
                                                                   -----------

  Net Gain on Investments                                           15,223,398
                                                                   -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $15,472,518
                                                                   ===========

     See notes to financial statements.
<F1> Commenced operations after the close of business on December 31, 1998

                         LA CROSSE LARGE CAP STOCK FUND


STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED APRIL 30, 1999 (UNAUDITED)<F1>

OPERATIONS:
  Net investment Income                                              $249,120
  Net realized gain on investments                                    740,533
  Change in unrealized appreciation\depreciation                   14,482,865
                                                                 ------------

  Net increase in net assets resulting from operations             15,472,518
                                                                 ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                     20,579,383
  Proceeds from shares sold during common and
     collective trust fund conversions                            109,964,251
  Shares issued to holders in reinvestment of dividends                   241
                                                                 ------------
                                                                  130,543,875

  Redemption of shares                                            (6,129,015)
                                                                 ------------

  Net increase from capital share transactions                    124,414,860
                                                                 ------------

DIVIDENDS PAID FROM:
  Net investment income                                             (202,433)
                                                                 ------------
                                                                    (202,433)
                                                                 ------------

TOTAL INCREASE IN NET ASSETS                                      139,684,945

NET ASSETS:
  Beginning of period                                                 100,000
                                                                 ------------

  End of period                                                  $139,784,945
                                                                 ------------

TRANSACTIONS IN SHARES:
  Shares sold                                                         878,562
  Shares sold during common and collective
     trust fund conversions                                         4,996,104
  Issued in reinvestment of dividends                                      10
  Shares redeemed                                                   (260,542)
                                                                 ------------

  Net increase                                                      5,614,134
                                                                 ============


See notes to financial statements.
<F1> Commenced operations after the close of business on December 31, 1998

                         LA CROSSE LARGE CAP STOCK FUND

FINANCIAL HIGHLIGHTS
PERIOD ENDED APRIL 30, 1999 (UNAUDITED)<F3>

For a Fund Share Outstanding Throughout the Period.

NET ASSET VALUE, BEGINNING OF PERIOD                                   $22.01
                                                                     --------


INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                  0.04
  Net realized and unrealized gain on investments                        2.87
                                                                     --------

  Total from Investment Operations                                       2.91
                                                                     --------

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                                 (0.04)
                                                                     --------

  Total Distributions                                                  (0.04)
                                                                     --------

NET ASSET VALUE, END OF PERIOD                                         $24.88
                                                                     ========


TOTAL RETURN<F1>                                                       13.21%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)                                   $139,785
  Ratio of expenses to average net assets, less waivers <F2>            1.00%
  Ratio of expenses to average net assets, before waivers <F2>          1.11%
  Ratio of net investment income to average net assets,
     net of waivers <F2>                                                0.60%
  Ratio of net investment income to average net assets,
     before waivers <F2>                                                0.49%
  Portfolio turnover rate<F1>                                              5%

<F1> Not annualized
<F2> Annualized

See notes to financial statements.
<F3> Commenced operations after the close of business on December 31, 1998

                         LA CROSSE LARGE CAP STOCK FUND
                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1999 (UNAUDITED)


1. Organization
   ------------

   La Crosse Funds, Inc. (the "Corporation") was incorporated on September 4, 1998 as a Wisconsin corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The La Crosse Large Cap Stock Fund (the "Fund") commenced operations after the close of business on December 31, 1998.

   As of December 31, 1998, assets of the common and collective trust funds of the North Central Trust Company Common Fund C Equity and North Central Trust Company Growth Common Fund were transferred to the La Crosse Large Cap Stock Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets, represent the market value of the commingled and common trust funds at the date of conversion. The net change in unrealized appreciation on investments on the Statement of Operations does not reflect the $5,525,554 unrealized appreciation for the Fund that existed at the date of common trust fund transfer.

2. Significant Accounting Policies
   -------------------------------

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


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                         LA CROSSE LARGE CAP STOCK FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           APRIL 30, 1999 (UNAUDITED)

   (a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or Nasdaq on which such securities are primarily traded, however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determinations of net asset value. All money market instruments held by the Fund will be valued on an amortized cost basis.

   (b) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

   (c) Distributions to Shareholders - Dividends from net investment income, if any, will be declared and paid quarterly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

   (d) Other - Investment transactions are accounted for on a trade date, plus-one, basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

                         LA CROSSE LARGE CAP STOCK FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           APRIL 30, 1999 (UNAUDITED)

3. Investment Advisory Agreement
   -----------------------------

   The Fund has an agreement with La Crosse Advisers, L.L.C. (the "Adviser") to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at the rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed until December 31, 1999 that it will waive its fees and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (on an annual basis) do not exceed 1.00% of the Fund's average daily net assets. The Adviser may recoup amounts waived or reimbursed for up to three years from the date of such waiver or reimbursement. For the period ended April 30, 1999 the Adviser waived $46,759 in fees.

4. Investment Transactions
   -----------------------

   The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended April 30, 1999 was $120,877,094 and $4,846,546, respectively. There were no purchases or sales of long-term U.S. government securities.

   The cost of securities on a tax basis for the Fund is $119,697,921. At April 30, 1999, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

       Unrealized appreciation                          $26,743,737
       (Unrealized depreciation)                        (6,735,318)
                                                        -----------

       Net unrealized appreciation on investments       $20,008,419
                                                        ===========

DIRECTORS                     Steven J. Hulme
                              Darwin F. Isaacson
                              Ralph A. La Point
                              Joseph T. Kastantin

OFFICERS                      Steven J. Hulme
                              Darwin F. Isaacson

INVESTMENT ADVISER            LA CROSSE ADVISERS, L.L.C.
                              311 Main Street
                              La Crosse, WI 54601

ADMINISTRATOR AND             SUNSTONE FINANCIAL GROUP, INC.
FUND ACCOUNTANT               207 East Buffalo Street, Suite 400
                              Milwaukee, WI 53202

CUSTODIAN                     NORTH CENTRAL TRUST COMPANY
                              311 Main Street
                              La Crosse, WI 54601

INDEPENDENT ACCOUNTANTS       ARTHUR ANDERSEN, LLP
                              100 East Wisconsin Avenue
                              Milwaukee, WI 53202

LEGAL COUNSEL                 GODFREY & KAHN, S.C.
                              780 North Water Street
                              Milwaukee, WI 53202

DISTRIBUTOR                   SUNSTONE DISTRIBUTION SERVICES, LLC
                              207 East Buffalo Street, Suite 315
                              Milwaukee, WI 53202

DIVIDEND-DISBURSING           LA CROSSE FUNDS, INC.
AND TRANSFER AGENT            c/o Sunstone Financial Group, Inc.
                              207 East Buffalo Street, Suite 315
                              Milwaukee, WI 53202

This report is submitted for the general information of shareholders of the La Crosse Large Cap Stock Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus provides more complete information, including fees and expenses, the investment objective, risks and operating policies of the Fund. Read the Prospectus carefully.

                                                                     LF-410-0699

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